RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 37,152,410	$ 32,154,604
Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	206,447,165	182,128,114
Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	110,986,938	98,936,699
Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,693,678	2,718,961
Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	65,835,457	59,840,451
Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	24,558,771	20,221,683
Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	372,321	410,320
0% - 7.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	166,615,990	155,979,809
0% - 7.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	94,545,934	88,661,993
0% - 7.5% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,693,539	2,717,983
0% - 7.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	48,097,480	46,248,726
0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	19,219,923	18,227,357
0% - 7.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	59,114	123,750
7.5% - 15% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,259,436	8,637,677
7.5% - 15% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,669,632	1,364,775
7.5% - 15% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1
7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,042,606	6,742,727
7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,447,537	387,219
7.5% - 15% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	99,661	142,955
15% - 22.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,343,850	1,351,121
15% - 22.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,129,314	267,941
15% - 22.5% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1
15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,357,224	798,758
15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	853,530	254,592
15% - 22.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,782	29,829
22.5% - 30% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,308,637	807,635
22.5% - 30% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	517,363	152,048
22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,212,723	477,515
22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	568,236	173,194
22.5% - 30% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10,315	4,878
30% - 45% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,038,568	2,386,387
30% - 45% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,403,631	1,067,591
30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,895,665	1,029,700
30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	733,578	268,263
30% - 45% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,694	20,833
45% - 60% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,438,865	1,482,856
45% - 60% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,127,886	534,661
45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,821,535	753,117
45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	456,784	185,471
45% - 60% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	32,660	9,607
60% - 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,379,757	1,895,690
60% - 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	63,622	50,100
60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,732,063	1,699,209
60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	472,891	123,510
60% - 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	111,181	22,871
> 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,062,062	9,586,939
> 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8,529,556	6,837,590
> 90% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	139	976
> 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,676,161	2,090,699
> 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	806,292	602,077
> 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	49,914	55,597
12-month ECL | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	167,489,648	164,206,688
12-month ECL | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	92,626,136	89,337,399
12-month ECL | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,693,539	2,717,983
12-month ECL | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	51,453,521	53,555,487
12-month ECL | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	18,537,882	18,265,897
12-month ECL | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	178,570	329,922
12-month ECL | 0% - 7.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	160,410,317	154,874,025
12-month ECL | 0% - 7.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	91,482,201	88,283,142
12-month ECL | 0% - 7.5% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,693,539	2,717,983
12-month ECL | 0% - 7.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	45,952,378	45,705,342
12-month ECL | 0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	18,223,127	18,043,825
12-month ECL | 0% - 7.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	59,072	123,733
12-month ECL | 7.5% - 15% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,054,623	7,693,201
12-month ECL | 7.5% - 15% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	706,295	927,879
12-month ECL | 7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,949,864	6,429,405
12-month ECL | 7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	298,817	192,996
12-month ECL | 7.5% - 15% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	99,647	142,921
12-month ECL | 15% - 22.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	612,299	569,434
12-month ECL | 15% - 22.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	195,341	45,715
12-month ECL | 15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	400,447	477,856
12-month ECL | 15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,876	16,034
12-month ECL | 15% - 22.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,635	29,829
12-month ECL | 22.5% - 30% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	197,377	192,482
12-month ECL | 22.5% - 30% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	87,872	45,611
12-month ECL | 22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	98,380	138,510
12-month ECL | 22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	845	4,187
12-month ECL | 22.5% - 30% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10,280	4,174
12-month ECL | 30% - 45% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	157,726	437,563
12-month ECL | 30% - 45% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	104,057	30,324
12-month ECL | 30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	46,334	378,370
12-month ECL | 30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,217	8,606
12-month ECL | 30% - 45% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,118	20,263
12-month ECL | 45% - 60% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	48,428	13,803
12-month ECL | 45% - 60% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	43,273	1,508
12-month ECL | 45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,745	3,458
12-month ECL | 45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		171
12-month ECL | 45% - 60% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	410	8,666
12-month ECL | 60% - 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,400	424,490
12-month ECL | 60% - 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,645	1,647
12-month ECL | 60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	347	422,442
12-month ECL | 60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		65
12-month ECL | 60% - 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	408	336
12-month ECL | > 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,478	1,690
12-month ECL | > 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,452	1,573
12-month ECL | > 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,026	104
12-month ECL | > 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		13
Not credit-impaired | Lifetime ECL | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	26,588,199	8,056,807
Not credit-impaired | Lifetime ECL | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,843,700	2,767,147
Not credit-impaired | Lifetime ECL | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		2
Not credit-impaired | Lifetime ECL | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,382,726	3,907,448
Not credit-impaired | Lifetime ECL | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,217,872	1,357,409
Not credit-impaired | Lifetime ECL | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	143,901	24,801
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,205,666	1,105,784
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,063,730	378,851
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,145,102	543,384
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	996,792	183,532
Not credit-impaired | Lifetime ECL | 0% - 7.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	42	17
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,204,615	944,476
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	963,330	436,896
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,092,553	313,322
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,148,718	194,223
Not credit-impaired | Lifetime ECL | 7.5% - 15% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	14	34
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,731,542	781,687
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	933,973	222,226
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	956,769	320,902
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	840,653	238,558
Not credit-impaired | Lifetime ECL | 15% - 22.5% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	147
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,111,235	615,153
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	429,489	106,437
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,114,336	339,005
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	567,375	169,007
Not credit-impaired | Lifetime ECL | 22.5% - 30% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	35	704
Not credit-impaired | Lifetime ECL | 30% - 45% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,802,907	1,948,824
Not credit-impaired | Lifetime ECL | 30% - 45% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,299,369	1,037,267
Not credit-impaired | Lifetime ECL | 30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,771,603	651,330
Not credit-impaired | Lifetime ECL | 30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	731,359	259,657
Not credit-impaired | Lifetime ECL | 30% - 45% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	576	570
Not credit-impaired | Lifetime ECL | 45% - 60% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,305,930	1,322,428
Not credit-impaired | Lifetime ECL | 45% - 60% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,084,590	533,153
Not credit-impaired | Lifetime ECL | 45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,732,311	603,034
Not credit-impaired | Lifetime ECL | 45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	456,779	185,300
Not credit-impaired | Lifetime ECL | 45% - 60% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	32,250	941
Not credit-impaired | Lifetime ECL | 60% - 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,133,570	1,260,615
Not credit-impaired | Lifetime ECL | 60% - 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	60,967	48,453
Not credit-impaired | Lifetime ECL | 60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,488,943	1,066,182
Not credit-impaired | Lifetime ECL | 60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	472,887	123,445
Not credit-impaired | Lifetime ECL | 60% - 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	110,773	22,535
Not credit-impaired | Lifetime ECL | > 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	92,734	77,840
Not credit-impaired | Lifetime ECL | > 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8,252	3,864
Not credit-impaired | Lifetime ECL | > 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	81,109	70,289
Not credit-impaired | Lifetime ECL | > 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,309	3,687
Not credit-impaired | Lifetime ECL | > 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	64
Credit-impaired | Lifetime ECL | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,369,318	9,864,619
Credit-impaired | Lifetime ECL | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8,517,102	6,832,153
Credit-impaired | Lifetime ECL | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	139	976
Credit-impaired | Lifetime ECL | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,999,210	2,377,516
Credit-impaired | Lifetime ECL | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	803,017	598,377
Credit-impaired | Lifetime ECL | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	49,850	55,597
Credit-impaired | Lifetime ECL | 0% - 7.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	7
Credit-impaired | Lifetime ECL | 0% - 7.5% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3
Credit-impaired | Lifetime ECL | 0% - 7.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4
Credit-impaired | Lifetime ECL | 7.5% - 15% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	198
Credit-impaired | Lifetime ECL | 7.5% - 15% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	7
Credit-impaired | Lifetime ECL | 7.5% - 15% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	189
Credit-impaired | Lifetime ECL | 7.5% - 15% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2
Credit-impaired | Lifetime ECL | 15% - 22.5% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9
Credit-impaired | Lifetime ECL | 15% - 22.5% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8
Credit-impaired | Lifetime ECL | 15% - 22.5% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1
Credit-impaired | Lifetime ECL | 22.5% - 30% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	25
Credit-impaired | Lifetime ECL | 22.5% - 30% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2
Credit-impaired | Lifetime ECL | 22.5% - 30% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	7
Credit-impaired | Lifetime ECL | 22.5% - 30% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16
Credit-impaired | Lifetime ECL | 30% - 45% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	77,935
Credit-impaired | Lifetime ECL | 30% - 45% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	205
Credit-impaired | Lifetime ECL | 30% - 45% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	77,728
Credit-impaired | Lifetime ECL | 30% - 45% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2
Credit-impaired | Lifetime ECL | 45% - 60% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	84,507	146,625
Credit-impaired | Lifetime ECL | 45% - 60% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	23
Credit-impaired | Lifetime ECL | 45% - 60% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	84,479	146,625
Credit-impaired | Lifetime ECL | 45% - 60% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5
Credit-impaired | Lifetime ECL | 60% - 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	242,787	210,585
Credit-impaired | Lifetime ECL | 60% - 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10
Credit-impaired | Lifetime ECL | 60% - 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	242,773	210,585
Credit-impaired | Lifetime ECL | 60% - 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4
Credit-impaired | Lifetime ECL | > 90% | Loan portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,963,850	9,507,409
Credit-impaired | Lifetime ECL | > 90% | Commercial lending portfolio
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	8,516,852	6,832,153
Credit-impaired | Lifetime ECL | > 90% | Interbank and overnight funds
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	139	976
Credit-impaired | Lifetime ECL | > 90% | Loans to consumers
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,594,026	2,020,306
Credit-impaired | Lifetime ECL | > 90% | Mortgages
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	802,983	598,377
Credit-impaired | Lifetime ECL | > 90% | Microcredit
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 49,850	$ 55,597